AIG Life and Retirement 21650 Oxnard St. Suite 750 Woodland Hills, CA 91367 Helena Lee Associate General Counsel Legal Department T + 1 310 772 6259 F +1 310 772 6569 helena.lee@aig.com

VIA EDGAR and Electronic Mail

February 13, 2018

Mr. David Orlic

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:   Variable Separate Account (“Registrant”)

American General Life Insurance Company (“Depositor”)

[Polaris Advisory] Variable Annuity

Initial Form N-4

File Nos. 333-            and 811-03859

Dear Mr. Orlic:

On behalf of the Registrant and Depositor, submitted herewith pursuant to the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”) is a copy of the Initial N-4 registration statement (“Initial N-4”) filed on February 13, 2018. The purpose of this filing is to register, for the above Registrant, an advisory share-class variable annuity product without a surrender charge schedule and with optional guaranteed living benefits issued through American General Life Insurance Company.

Registrant respectfully requests selective review of this filing.

Registrant bases its request for selective review on the following:

(i)  The Staff recently reviewed and commented upon a filing by Registrant that contained similar disclosure to that contained herein;

(ii)   The relevant disclosure is contained in Pre-Effective Amendment No. 3 and Amendment 3, under N-4 pursuant to the 1933 Act and 1940 Act, File Nos: 333-213338 and 811-03859 (“Previous Filing”). That amendment became effective on December 19, 2016.

(iii)  There are no material changes between this Initial N-4 Filing and the Previous Filing other than the removal of the Benefit Withdrawal Charge disclosure and the optionality of the living benefits.

Please note that the Registrant has removed all financial statements and references to Independent Auditors from this Initial N-4. Registrant commits to file a pre-effective amendment that will include the Staff’s comments as well as the appropriate financial statements and Auditor’s consent.

Registrant would like the registration statement to become effective on May 1, 2018. For that to be feasible, we would need to receive comments from the Staff by April 3, 2018. We would then have sufficient time to work with the Staff on addressing any comments, file a pre-effective amendment reflecting those comments and print final prospectuses for delivery to our fulfillment vendor. We would appreciate the Staff’s efforts to accommodate this schedule.

Should you have any questions or need any additional information, please do not hesitate to contact me at (310) 772-6259 or e-mail: helena.lee@aig.com.

Very truly yours,

/s/ Helena Lee

Helena Lee

Associate General Counsel